Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax
10.	Income tax

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company and its subsidiary, Everbright International, are domiciled in the Cayman Islands and the British Virgin Islands respectively. Both companies currently enjoy permanent income tax holidays; accordingly, both companies do not accrue for income taxes.

The Company’s operating subsidiary, Metaverse incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Years ended December 31,
Provision for income tax	2025	2024
Current
Hong Kong	$—	$151,155

Deferred
Hong Kong	(363,109)	(13,765)
Total	$(363,109)	$137,390

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2025	%	2024	%
(Loss) profit before income tax	$(2,609,287)		516,820

Tax effect at the Hong Kong profits tax rate of 16.5%	$(430,532)	16.5	85,275	16.5
Tax effect of preferential tax rate	—	—	(21,100)	(4.1)
Tax effect of non-assessable income	(787)	0.0	(153)	0.0
Tax effect of non-deductible expenses	68,210	(2.6)	73,560	14.2
Tax effect of tax rebate	—	—	(192)	0.0

Total	$(363,109)	13.9	137,390	26.6

There were no material unrecognized temporary differences and unsettled tax position.

The components of deferred tax assets (liabilities) their movements were as follows:

	PPE and leasehold improvement	Intangible assets	Allowance of expected credit loss	Tax loss	Total
Balance as of January 1, 2024	$(942)	$(56,085)	$—	$—	$(57,027)

Charged to statement of operations	(86)	13,851	—	—	13,765

Balance as of December 31, 2024	$(1,028)	$(42,234)	$—	$—	$(43,262)

Charged to statement of operations	89,222	(138,351)	81,082	331,156	363,109
Foreign exchange alignment	151	(448)	142	582	427

Balance as of December 31, 2025	$88,345	(181,033)	$81,224	$331,738	320,274